Financial Instruments and Risk Management - Summary of Financial Instruments Carried at Fair Value by Level of Inputs to Valuation Techniques (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Total assets	¥ 1,713,303	¥ 1,028,756
Financial instruments with preferred rights		2,071,508
Total liabilities	¥ 103,444	2,105,690
Recurring
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss		13,068
Total assets		13,068
Financial instruments with preferred rights		2,071,508
Total liabilities		2,071,508
Recurring | Level 3
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss		13,068
Total assets		13,068
Financial instruments with preferred rights		2,071,508
Total liabilities		¥ 2,071,508